UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	July 31, 2010 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 88.23%

Agricultural - 1.79%
22,202	Monsanto Co.	1,284,163
40,133	Potash Corp. of Saskatchewan, Inc.	4,208,748
		5,492,911
Banks, S&Ls and Brokers - 2.58%
3,443,816	Bank Of America Corp.	4,827,177
124,033	Bank Of New York Mellon Corp.	3,109,507
		7,936,684
Building & Construction - 2.32%
32,316	Fluor Corp.	1,560,540
182,338	Foster Wheeler Ltd. *	4,197,421
37,580	Jacobs Engineering Group, Inc. *	1,374,301
		7,132,262
Business Services - 0.44%
120,239	Convergys Corp. *	1,343,070

Capital Equipment - 6.71%
80,919	Baldor Electric Co.	3,092,724
56,516	Caterpillar, Inc.	3,941,991
89,185	Deere & Co.	5,946,856
34,387	Flowserve Corp.	3,409,815
59,461	United Technologies Corp.	4,227,677
		20,619,063
Chemicals - 1.14%
86,385	E.I. du Pont de Nemours & Co.	3,513,278

Consumer Nondurables - 3.80%
124,231	Philip Morris International, Inc.	6,340,750
87,091	Procter & Gamble Co.	5,326,486
		11,667,236
Financial Services - 2.03%
318,711	Invesco Ltd. ADR	6,227,613

Forester Products - 3.51%
62,663	Plum Creek Timber Co., Inc.	2,248,348
38,974	Potlatch Corp.	1,444,376
437,685	Weyerhaeuser Co.	7,099,243
		10,791,967
Gas & Gas Transmission - 1.09%
172,442	Williams Co., Inc.	3,347,099

Healthcare - 4.64%
43,237	Aetna, Inc.	1,204,150
46,829	Baxter International, Inc.	2,049,705
45,814	Becton Dickinson & Co.	3,152,003
25,205	CVS Caremark Corp.	773,541
26,598	Edwards Lifesciences Corp. *	1,537,364
96,473	Qiagen NV *	1,805,975
45,973	Stryker Corp.	2,140,963
52,354	Unitedhealth Group, Inc.	1,594,179
		14,257,880
Industrial Goods - 2.45%
160,124	ABB Ltd. ADR *	3,231,302
46,034	Allegheny Technologies, Inc.	2,191,679
29,649	Valmont Industries, Inc.	2,106,561
		7,529,542
Insurance Agents,Broker & Serv - 0.84%
110,350	Marsh & Mclennan Co., Inc.	2,595,432

International Oil & Gas - 4.47%
13,895	Chevron Corp.	1,058,938
43,999	Crescent Point Energy Trust *	1,621,083
65,946	Nexen, Inc.	1,365,082
235,356	Petrobank Energy & Resources Ltd. *	9,692,072
		13,737,175
Life Insurance - 3.61%
156,987	MetLife, Inc.	6,602,873
78,203	Prudential Financial, Inc.	4,480,250
		11,083,123
Media & Entertainment - 1.95%
95,187	Cablevision Systems Corp. - NY Group - Class A	2,609,076
91,239	Directv Group, Inc. *	3,390,441
		5,999,517
Metals & Mining - 3.50%
29,130	BHP Billiton Ltd. ADR	2,104,060
62,127	Freeport McMoran Copper & Gold, Inc.	4,444,566
84,794	Silver Wheaton Corp. *	1,598,367
214,850	Quadra Mining Ltd. *	2,601,014
		10,748,007
Multi-Industry - 6.16%
255,426	General Electric Co.	4,117,467
114,541	Honeywell International, Inc.	4,909,227
100,961	ITT Corp.	4,757,282
134,339	Tyco International, Inc.	5,142,497
		18,926,473
Natural Gas - 3.33%
66,193	Atlas Energy, Inc. *	1,958,651
32,000	QEP Resources, Inc. *	1,101,440
102,410	Southwestern Energy Co. *	3,732,845
81,545	Ultra Petroleum Corp. *	3,455,061
		10,247,997
Oil - 3.22%
58,932	Baker Hughes, Inc.	2,844,648
162,495	Brigham Exploration Co. *	2,804,664
41,034	Hess Corp.	2,199,012
34,319	Petroleum Development, Corp. *	1,000,056
55,239	Venoco, Inc. *	1,039,598
		9,887,978
Pharmaceuticals - 3.22%
21,861	Cephalon, Inc. *	1,240,612
96,630	ICON PLC. ADR *	2,280,468
70,580	Johnson & Johnson	4,099,992
132,548	Merck & Co., Inc.	4,567,604
301,744	Pfizer, Inc.	4,526,160
114,174	Pharmaceutical Product Development, Inc.	2,769,861
		19,484,697
Property & Casualty Insurance - 6.34%
131,527	Ace Ltd.	6,981,453
130,674	Allstate Corp.	3,690,234
		10,671,687
Retail Stores - 2.97%
59,613	Best Buy Co., Inc.	2,066,187
132,878	Collective Brands, Inc. *	2,128,706
237,822	Lowes Co., Inc.	4,932,428
		9,127,321
Specialty Chemicals - 4.54%
36,973	3M Co.	3,162,670
37,018	Albemarle Corp.	1,614,725
99,181	FMC Corp.	6,197,821
121,686	Nalco Chemical Co.	2,967,922
		13,943,138
Technology - 4.81%
103,076	Altera Corp.	2,857,267
6,215	Apple Computer, Inc. *	1,598,809
152,441	Applied Materials, Inc.	1,798,804
241,846	Cisco Systems, Inc. *	5,579,387
110,653	Corning, Inc.	2,005,032
149,740	Flextronics International Ltd. *	931,383
		14,770,682
Telecommunications - 3.14%
54,745	Amdocs Ltd. *	1,496,181
215,268	General Cable Corp. *	5,713,213
63,829	Qualcomm, Inc.	2,430,608
		9,640,002
Transportation - 1.78%
19,823	Canadian National Railway Co.	1,248,254
75,237	Norfolk Southern Corp.	4,233,586
		5,481,840
Utilities - 1.63%
57,386	NextEra Energy, Inc.	3,001,288
45,032	PG&E Corp.	1,999,421
		5,000,709

TOTAL FOR COMMON STOCK (Cost $269,288,704) - 88.23%		$ 271,204,383

REAL ESTATE INVESTMENT TRUSTS - 0.94%
170,525	CB Richard Ellis Group, Inc. Class-A *	2,898,925

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,368,214)		$ 2,898,925

U.S. TREASURY BILLS - 0.23%
700,000	U.S. Treasury Bill 0.875%, 03/31/2011	702,899

TOTAL U.S. TREASURY BILLS (Cost $701,526)		$ 702,899

U.S. TREASURY NOTES - 5.23%
2,000,000	U.S. Treasury Notes 2.000%, 09/30/2010	2,005,782
11,000,000	U.S. Treasury Notes 0.875%, 02/28/2011	11,040,820
3,000,000	U.S. Treasury Notes 0.875%, 02/29/2012	3,019,920

TOTAL U.S. TREASURY BILLS (Cost $16,075,003)		$ 16,066,522

SHORT TERM INVESTMENTS - 6.01%
18,474,917	AIM Short-term Investment Prime Portfolio 0.21% ** (Cost $18,474,917)	18,474,917

TOTAL INVESTMENTS (Cost $305,908,364) - 100.64%		$ 309,347,646

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.64)%		(1,972,772)

NET ASSETS - 100.00%		$ 307,374,874

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at July 31, 2010.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS
At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $305,908,364 amounted to $3,468,961, which consisted of aggregate gross unrealized appreciation of $27,239,188 and aggregate gross unrealized depreciation of $23,770,227.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$271,204,383	$0	$0	$271,204,383
Real Estate Investment Trusts	$2,898,925	$0	$0	$2,898,925
US Treasury Bills	$0	$702,899	$0	$702,899
US Treasury Notes	$0	$16,066,522	$0	$16,066,522
Cash Equivalents	$18,474,917	$0	$0	$18,474,917
Total	$292,578,225	$16,769,421	$0	$309,347,646

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	July 31, 2010 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.00%

Taxable Bond Funds - 2.00%
6,200	AllianceBernstein Global High Income Fund *	$ 89,900
9,600	Templeton Emerging Markets Income Fund *	150,336
4,500	Western Asset Worldwide Income Fund *	59,220

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.00%		$ 299,456

CORPORATE BONDS AND NOTES - 82.25%

Accident & Health Insurance - 0.15%
22,000	Unumprovident Corp., 7.625%, 3/01/11	22,769

Building Materials & Housing - 2.97%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	127,094
300,000	Weyerhaeuser Co., 6.750%, 3/15/12	317,641
		444,735
Business Equipment - 4.25%
80,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/11	83,500
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	211,838
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	51,956
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	169,224
105,000	United Technologies Corp., 5.375%, 12/15/17	120,363
		636,881
Business Services - 1.12%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	167,050

Cable TV & Cellular Telephone - 0.77%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	115,042

Capital Goods - 1.74%
150,000	Caterpillar Inc., 7.000%, 12/15/13	176,128
75,000	General Dynamics Corp., 5.250%, 2/1/14	84,774
		260,902
Chemicals - 3.22%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	91,905
150,000	Dupont EI DE Nemours & Co., 6.000%, 7/15/18	176,877
180,000	Huntsman International LLC, 7.875%, 11/15/14	181,800
30,000	IMC Global, Inc., 9.450%, 12/15/11	31,572
		482,154
Containers & Paper - 1.57%
150,000	Baldor Electric Co., 8.625%, 2/15/17	159,000
60,000	Conocophillips Corp., 7.800%, 1/1/27	75,311
		234,311
Education - 0.30%
40,000	Duke University, 5.150%, 4/1/19	44,544

Electric & Gas Utilities - 4.67%
125,000	American Electric Power Corp., 5.250%, 6/1/15	138,150
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	109,476
160,000	Duke Energy Corp., 6.300%, 2/1/14	181,949
67,000	El Paso Corp., 7.000%, 5/15/11	68,836
185,000	Exelon Corp., 4.900%, 6/15/15	200,817
		699,228
Electronic Instruments and Controls - 1.71%
150,000	Anixter, Inc., 5.950%, 3/1/15	145,875
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	44,395
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	65,493
		255,763
Energy and Energy Services - 9.96%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	126,240
150,000	Atlas Energy Corp., 10.750%, 2/1/18	167,250
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	34,475
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	124,776
30,000	Conocophillips, 4.750%, 2/1/14	33,087
100,000	Conocophillips Corp., 5.200%, 5/15/18	111,605
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	61,114
135,000	Occidental Petroleum Corp., 6.750%, 1/15/12	146,038
60,000	Petrohawk Energy Corp., 9.125%, 7/15/13	62,550
100,000	Shell International Finance B.V., 4.000%, 3/21/14	107,270
185,000	Sunoco, Inc., 4.875%, 10/15/14	192,639
150,000	Tesoro Corp., 6.625%, 11/1/15	147,750
105,000	Weatherford International, Inc., 5.950%, 6/15/12	112,342
60,000	Weatherford International, Inc., 6.625%, 11/15/11	63,202
		1,490,338
Environmental Service/Pollution Control - 0.35%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	51,846

Financial Services - 11.60%
145,000	Allstate Corp., 6.200%, 5/16/14	166,483
130,000	American Express Credit Co., 5.125%, 8/25/14	141,565
160,000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	175,148
100,000	Charles Schwab Corp., 4.950%, 6/1/14	109,970
200,000	CIGNA Corp. Debentures, 6.375%, 10/15/11	211,127
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	71,946
150,000	Ford Motor Credit Co. LLC, 7.500%, 8/1/12	156,845
55,000	General Electric Capital Corp., 3.000%, 12/9/11	56,680
55,000	Goldman Sachs & Co., 3.250%, 6/15/12	57,652
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	56,894
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	129,447
70,000	Merrill Lynch & Co., 6.150%, 4/25/13	76,255
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	152,848
55,000	Wells Fargo & Co., 3.000%, 12/9/11	56,891
110,000	Wells Fargo & Co., 4.375%, 1/31/13	116,765
		1,736,516
Food & Drug Producers - 4.23%
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	114,295
70,000	Bunge Ltd., 5.350%, 4/15/14	74,678
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14	109,915
160,000	Pepsico, Inc., 7.900%, 11/1/18	209,224
110,000	Pfizer, Inc., 5.350%, 3/15/15	125,744
		633,856
Gas & Gas Transmission - 2.28%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	76,500
150,000	Sonat, Inc., 7.625%, 7/15/11	155,920
100,000	Southern Union Co., 6.050%, 8/15/13	109,303
		341,723
Home Improvement Stores - 0.21%
30,000	Home Depot, Inc., 5.200%, 3/1/11	30,694

Home Lawn & Garden Equipment - 0.72%
100,000	Toro Co., 7.800%, 6/15/27	108,041

Industrial Goods - 6.87%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	79,787
136,000	General Electric Co., 5.250%, 12/6/17	149,915
90,000	Honeywell International, Inc., 4.250%, 3/1/13	97,514
115,000	Johnson Controls, Inc., 7.700%, 3/1/15	136,858
238,000	Nalco Co., 8.875%, 11/15/13	240,581
160,000	Tyco International Ltd., 6.750%, 2/15/11	165,018
150,000	Xerox Corp., 6.875%, 8/15/11	158,048
		1,027,721
International Gas & Oil - 1.26%
175,000	Nexen, Inc., 5.050%. 11/20/13	189,166

Life Insurance - 2.49%
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	41,473
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	167,313
160,000	United Health Group, Inc., 5.250%, 3/15/11	163,870
		372,656
Media & Entertainment - 3.46%
150,000	Liberty Media Corp., 5.700%, 5/15/13	153,188
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	231,944
110,000	Washington Post Co., 7.250%, 2/1/19	132,360
		517,492
Metals & Mining - 6.06%
270,000	ARCH Western Finance, 6.750%, 7/1/13	271,350
165,000	BHP Billiton Ltd., 5.500%, 4/1/14	186,712
75,000	Freeport McMoran, 8.375%, 4/1/17	83,813
100,000	Nucor Corp., 5.750%, 12/1/17	114,975
125,000	Peabody Energy Corp., 6.875%, 3/15/13	125,937
125,000	US Steel Corp., 7.000%, 2/1/18	124,063
		906,850
Miscellaneous Consumer Goods & Services - 1.40%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	99,762
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	110,436
		210,198
Plastic Materials & Synthetic Resins - 1.84%
150,000	Albemarle Corp., 5.100%, 2/1/15	163,474
100,000	Potash Corp of Saskatchewan, 5.250%, 5/15/14	111,515
		274,989
Printing & Publishing - 1.36%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	203,597

Retail Stores - 1.57%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,024
70,000	Auto Zone, Inc., 6.950%, 6/15/16	82,729
90,000	Staples, Inc., 9.750%, 1/15/14	110,873
		235,626
Steel & Iron - 1.28%
185,000	Carpenter Technology Corp., 7.625%, 8/15/11	191,189

Technology - 1.13%
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	169,285

Telephones & Communications - 1.71%
186,000	AT&T Corp Liberty Media, 8.250%, 2/1/30	172,980
75,000	AT&T Corp., 4.850%, 2/15/14	82,934
		255,914

TOTAL FOR CORPORATE BONDS (Cost $11,508,227) - 82.25%		$ 12,311,076

CONVERTIBLE BONDS - 1.63%
130,000	General Cable Corp., 1.000%, 10/15/12	110,175
150,000	General Cable Corp., 0.875%, 11/15/13	133,500
		243,675

TOTAL FOR CONVERTIBLE BONDS (Cost $202,388) - 1.63%		$ 243,675

MUNICIPAL BONDS - 0.74%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15	111,393

TOTAL FOR MUNICIPAL BONDS (Cost $108,661) - 0.74%		$ 111,393

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 10.27%
125,000	Federal Farm Credit Bank, 5.41%, 11/7/16	132,266
400,000	U.S. Treasury Notes, 0.875%, 1/31/2012	402,609
1,000,000	U.S. Treasury Notes, 2.000%, 9/30/2010	1,002,891
		1,537,766

TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $1,534,852) - 10.27%		$ 1,537,766

SHORT TERM INVESTMENTS - 2.51%
375,549	AIM Short-term Investment Prime Portfolio 0.21% ** (Cost $375,549)	375,549

TOTAL INVESTMENTS (Cost $13,581,655) - 99.40%		$ 14,878,915

OTHER ASSETS LESS LIABILITIES - 0.60%		89,713

NET ASSETS - 100.00%		$ 14,968,628

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at July 31, 2010.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS
At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,581,655 amounted to $1,192,390, which consisted of aggregate gross unrealized appreciation of
$1,233,094 and aggregate gross unrealized depreciation of $40,704.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$0	$ 299,456	$0	$299,456
Corporate Bonds	$0	$12,311,076	$0	$12,311,076
Convertible Bonds	$0	$243,675	$0	$243,675
Municipal Bonds	$0	$111,393	$0	$111,393
US Agencies & Obligations	$0	$1,537,766	$0	$1,537,766
Cash Equivalents	$375,549	$0	$0	$375,549
Total	$375,549	$14,503,366	$0	$14,878,915

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2010

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2010

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 29, 2010